Debt (Narrative) (Detail) (USD $)	3 Months Ended	12 Months Ended								12 Months Ended			12 Months Ended				12 Months Ended
	Jun. 26, 2013	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012	Jun. 25, 2014 Five Year Notes [Member]	Jun. 26, 2013 Five Year Notes [Member]	Jun. 25, 2014 Ten Year Notes [Member]	Jun. 26, 2013 Ten Year Notes [Member]	Jun. 26, 2013 5.75% Notes [Member]	Jun. 25, 2014 Revolver Borrowings [Member]	Jun. 26, 2013 Revolver Borrowings [Member]	Aug. 31, 2011 Revolver Borrowings [Member]	Jun. 25, 2014 Term Loan [Member]	Jun. 26, 2013 Term Loan [Member]	Aug. 31, 2011 Term Loan [Member]	Jun. 25, 2014 Revised Unsecured Senior Credit Facility [Member]	Jun. 25, 2014 Revised Unsecured Senior Credit Facility [Member] Maximum [Member]	Jun. 25, 2014 Revised Unsecured Senior Credit Facility [Member] Minimum [Member]
Debt [Line Items]
Debt instrument, face amount	$ 550,000,000.0		$ 550,000,000.0			$ 250,000,000.0		$ 300,000,000
Stated interest rate					2.60%	2.60%	3.88%	3.88%	5.75%
Net proceeds from issuance of long-term debt	549,500,000	0	549,528,000	70,000,000
Line of credit facility, maximum borrowing capacity												250,000,000			250,000,000
Credit facility borrowings during the year										120,000,000
Credit facility repayments during the year										40,000,000			25,000,000
Term loan													187,500,000	212,500,000
Revolving credit facility										80,000,000	0
Debt available under revolving credit facility										$ 170,000,000
Basis spread on variable rate																	2.50%	1.63%
One-month LIBOR																0.15%